Fees and Expenses - MFS Lifetime 2070 Fund	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below. The annual fund operating expenses are based on estimated "Other Expenses" and "Acquired (Underlying) Fund Fees and Expenses" for the current fiscal year expressed as a percentage of each class' estimated average net assets during the period.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 15 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS Lifetime 2070 Fund	Class A		Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Lifetime 2070 Fund		Class A	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		4.47%	4.47%	4.47%	4.47%	4.47%	4.47%	4.47%	4.33%
Acquired Fund Fees and Expenses		0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses (as a percentage of Assets)		5.27%	6.02%	5.02%	6.02%	5.52%	5.27%	5.02%	4.88%
Fee Waiver or Reimbursement	[1]	(4.47%)	(4.47%)	(4.47%)	(4.47%)	(4.47%)	(4.47%)	(4.47%)	(4.47%)
Net Expenses (as a percentage of Assets)		0.80%	1.55%	0.55%	1.55%	1.05%	0.80%	0.55%	0.41%
Fee Waiver or Reimbursement over Assets, Date of Termination		August 31, 2027	August 31, 2027	August 31, 2027	August 31, 2027	August 31, 2027	August 31, 2027	August 31, 2027	August 31, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.14)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Lifetime 2070 Fund - USD ($)	Class A	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 652	$ 258	$ 56	$ 158	$ 107	$ 82	$ 56	$ 42
Expense Example, with Redemption, 3 Years	$ 1,577	$ 1,279	$ 990	$ 1,279	$ 1,136	$ 1,063	$ 990	$ 949

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS Lifetime 2070 Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 158
Expense Example, No Redemption, 3 Years	$ 1,279

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. The portfolio turnover rate for the fund is not available because the fund had not commenced operations as of the date of this prospectus.

Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.